Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Schedule of stock option plan activity
			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)

Outstanding at December 31, 2016	—	$—	—	$—
Granted	365,716	$0.03	—	—
Exercised	—	$—	—	—
Forfeited/Cancelled	—	$—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Vested and exercisable at December 31, 2017	365,716	$0.03	9.3	$908,920
Vested and expected to vest at December 31, 2017	365,716	$0.03	9.3	$908,920

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of December 31, 2017 of $2.52 per share, respectively.

Schedule of stock-based compensation expense
	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

General and administrative	$115,000	$4,628	$367,000	$4,628
Research and development	4,510	7,221	6,947	7,221
Total stock-based services expense	$119,510	$11,849	$373,947	$11,849

2017
General and administrative	$2,065
Research and development	74,729
Total stock-based compensation	$76,794

Schedule of weighted-average assumptions used Black-Scholes option-pricing model
	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

Expected stock price volatility	—	47.8%	—	47.8%
Expected life of options (years)	—	5.0	—	5.0
Expected dividend yield	—	0.0%	—	0.0%
Risk free interest rate	—	1.9%	—	1.9%

2017

Expected stock price volatility	47.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	1.9%

Stock option [Member]
Offsetting Assets [Line Items]
Schedule of weighted-average assumptions used Black-Scholes option-pricing model
As of June 30, 2018

Expected stock price volatility	50.0%
Expected life of options (years)	5
Expected dividend yield	0%
Risk free interest rate	2.73%